RISK MANAGEMENT - Risk management - Regulatory (Details) - Measure Trading Risk Method - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Banco de Bogota S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 311,408	$ 318,203
Basis points of regulatory capital (as a percent)	0.50%	0.52%
Banco de Occidente S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 152,515	$ 381,972
Basis points of regulatory capital (as a percent)	0.43%	1.13%
Banco AV Villas S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 15,658	$ 22,567
Basis points of regulatory capital (as a percent)	0.16%	0.26%
Banco Popular S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 304,481	$ 291,145
Basis points of regulatory capital (as a percent)	1.73%	1.52%
Corficolombiana S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 294,820	$ 320,096
Basis points of regulatory capital (as a percent)	6.74%	6.74%
Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 4,352	$ 3,832
Basis points of regulatory capital (as a percent)	0.53%	0.57%